CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and Cash Equivalents	$ 29,889	$ 100,736
Accounts Receivables, net	28,001
Accounts Receivables, Related Party	596
Prepaid Expenses	4,372
Inventory	14,843
Voyages in Progress	37,353
Other Current Assets	3,125
Total Current Assets	118,179
Non-Current Assets
Vessels, Net	962,685	909,992
Deposits paid for Vessels	64,000
Goodwill	18,979
Investment in Nordic American Offshore Ltd	64,877
Other Non-current Assets	15,906	8,331
Total Non-current Assets	1,126,447
Total Assets	1,244,626
Current Liabilities
Accounts Payable	4,247
Accrued Voyage Expenses	7,035
Accrued Liabilities	9,577	8,587
Total Current Liabilities	20,859
Long Term Debt	330,000
Deferred Compensation Liability	13,046
Total Liabilities	$ 363,905
Commitment and Contingencies
Shareholders' Equity
Common Stock, Par Value $0.01 per Share 180,000,000 authorized 89,182,001 issued and outstanding at December 31, 2015 and December 31, 2014.	$ 892
Additional Paid-in Capital	114,679
Contributed Surplus	766,122
Accumulated Other Comprehensive Loss	(972)
Accumulated Deficit	0
Total Shareholders' Equity	880,721	888,911
Total Liabilities and Shareholders' Equity	$ 1,244,626
Adjusted [Member]
Current Assets
Cash and Cash Equivalents		100,736
Accounts Receivables, net		15,739
Accounts Receivables, Related Party		673
Prepaid Expenses		5,513
Inventory		22,223
Voyages in Progress		29,586
Other Current Assets		2,029
Total Current Assets		176,499
Non-Current Assets
Vessels, Net		909,992
Deposits paid for Vessels		0
Goodwill		18,979
Investment in Nordic American Offshore Ltd		62,059
Other Non-current Assets		8,331
Total Non-current Assets		999,361
Total Assets		1,175,860
Current Liabilities
Accounts Payable		6,664
Accrued Voyage Expenses		8,784
Accrued Liabilities		8,587
Total Current Liabilities		24,035
Long Term Debt		250,000
Deferred Compensation Liability		12,914
Total Liabilities		$ 286,949
Commitment and Contingencies
Shareholders' Equity
Common Stock, Par Value $0.01 per Share 180,000,000 authorized 89,182,001 issued and outstanding at December 31, 2015 and December 31, 2014.		$ 892
Additional Paid-in Capital		114,291
Contributed Surplus		787,732
Accumulated Other Comprehensive Loss		(838)
Accumulated Deficit		(13,166)
Total Shareholders' Equity		888,911
Total Liabilities and Shareholders' Equity		$ 1,175,860